UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31, 2010

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 69
Form 13F Information Table Value $135,119,100

					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Accenture Ltd. CL-A	COM		G1151C101		641		13220		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108		1324		13340		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106		3236		17980		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201		1771		34300		SH		Sole		0		0	0	0
Apple Computer	COM		037833100		6778		21013		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104		1573		30925		SH		Sole		0		0	0	0
Atlas Air Worldwide Holdings Inc.	COM		049164205		500		8950		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102		1705		66635		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104		1297		97211.98		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100		2671		54350		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101		2686		28680		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104		2873		48575		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100		2691		29494.18		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102		2566		148825		SH		Sole		0		0	0	0
Cisco Systems	COM		17275R102		3625		179181		SH		Sole		0		0	0	0
CIT Group	COM		125581801		290		6162		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101		1103		14145		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104		3976		71880		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100		1183		56090		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108		1383		37020		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100		266		7025		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103		1178		42325		SH		Sole		0		0	0	0
Expedia	COM		30212P105		967		38555		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102		458		6268.29		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860		3438		204767		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857		2563		21342		SH		Sole		0		0	0	0
General Electric	COM		369604103		3424		187201.31		SH		Sole		0		0	0	0
General Motors	COM		37045V100		1948		52855		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508		3897		6561		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103		1373		32609		SH		Sole		0		0	0	0
Home Depot	COM		437076102		385		10980		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107		1202		14950		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109		5002		78963		SH		Sole		0		0	0	0
Intel Corp	COM		458140100		2671		127010.79		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105		3291		84374		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103		935		46550		SH		Sole		0		0	0	0
Jo-Ann Stores Inc.	COM		47758p307		1056		17535		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100		1343		31650		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208		1369		32700		SH		Sole		0		0	0	0
KKR Financial Corp. REIT	COM		48248A306		386		41500		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104		2894		53255		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109		536		9665		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109		3370		162890		SH		Sole		0		0	0	0
Microsoft	COM		594918104		2243		80367.07		SH		Sole		0		0	0	0
MKS Instruments	COM		55306N104		304		12400		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101		2247		33415		SH		Sole		0		0	0	0
Netflix Inc.	COM		64110l106		984		5600		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101		1570		86350		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105		5282		168747.15		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103		1167		18420		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103		511		29210		SH		Sole		0		0	0	0
PMC-Sierra Inc.	COM		69344F106		340		39600		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103		4445		109127		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107		4239		27377		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206		407		6092		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108		421		5039		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106		1140		22450		SH		Sole		0		0	0	0
Skyworks Solutions Inc.	COM		83088m102		538		18790		SH		Sole		0		0	0	0
Staples Inc.	COM		855030102		258		11350		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108		1085		57150		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds ADR	COM		881624209		4204		80645		SH		Sole		0		0	0	0
The TJX Companies	COM		872540109		1104		24875		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102		2943		53166		SH		Sole		0		0	0	0
Treehouse Foods	COM		89469A104		1607		31450		SH		Sole		0		0	0	0
United Technologies	COM		913017109		4149		52705		SH		Sole		0		0	0	0
US Airways Group	COM		90341W108		1679		167775		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108		406		10400		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3770		53560		SH		Sole		0		0	0	0
WPP Group PLC Adr	COM		929309409		250		4040		SH		Sole		0		0	0	0
